Tax charge - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax expense:
Corporation tax	$ (520)	$ (457)	$ (474)
Adjustments in respect of prior years	(1)	1	(7)
Total current tax charge	(521)	(456)	(481)
Deferred tax arising from:
Origination and reversal of temporary differences	(319)	(135)
Adjustment in respect of a tax loss, tax credit or temporary difference from a prior year	16	31	3
Total deferred tax credit (charge) credit	(303)	(104)	3
Total tax charge	$ (824)	$ (560)	$ (478)